Leases (Tables)	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Schedule Of Future Base Rental [Table Text Block]

(Amounts in thousands)
Year Ending December 31:
2015	$1,564,200
2016	1,509,781
2017	1,470,810
2018	1,395,708
2019	1,236,840
Thereafter	6,990,557

Schedule Of Future Minimum Rental Payments For Operating Leases [Table Text Block]

(Amounts in thousands)
Year Ending December 31:
2015	$29,060
2016	29,575
2017	31,141
2018	31,629
2019	32,136
Thereafter	1,208,483

Schedule Of Future Minimum Lease Payments For Capital Leases [Table Text Block]

(Amounts in thousands)
Year Ending December 31:
2015	$12,500
2016	12,500
2017	12,500
2018	12,500
2019	12,500
Thereafter	334,792
Total minimum obligations	397,292
Interest portion	(157,292)
Present value of net minimum payments	$240,000